Vessels, Net (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property Plant And Equipment [Line Items]
Balance December 31, 2014	$ 369,032,973
Depreciation for the period	(9,911,305)	$ (8,912,078)
Balance June 30, 2015	249,395,119
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2014	457,244,533
Transfer to assets held for sale	(123,200,995)
Balance June 30, 2015	334,043,538
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2014	(88,211,560)
Tranfer to assets held for sale	13,349,193
Depreciation for the period	(9,786,052)
Balance June 30, 2015	(84,648,419)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2014	369,032,973
Transfer to assets held for sale	(109,851,802)
Depreciation for the period	(9,786,052)
Balance June 30, 2015	$ 249,395,119